OPERATING LEASES (Details Narrative)	12 Months Ended
Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Parking spaces for periods	12
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Option to extend, term	3 years
Annual rental payments percentage	3.00%